ACQUISITION OF MUSSELWHITE MINE (Details) - Musselwhite Mine Holdco - USD ($)	12 Months Ended
	Dec. 31, 2025	Feb. 28, 2025
ACQUISITION OF MUSSELWHITE MINE
Cost incurred during acquisition	$ 12,000,000
Business combination
ACQUISITION OF MUSSELWHITE MINE
Percentage of interest acquired		100.00%
Upfront payment		$ 810,000,000
Contingent consideration		40,000,000
Upfront payment consist of borrowings		200,000,000
Upfront payment consist of gold prepayment		360,000,000
Business combination | Revolving Facility
ACQUISITION OF MUSSELWHITE MINE
Upfront payment consist of borrowings		150,000,000
Business combination | Term loan
ACQUISITION OF MUSSELWHITE MINE
Upfront payment consist of borrowings		100,000,000
Business combination | Revolving facility and Term loan
ACQUISITION OF MUSSELWHITE MINE
Upfront payment consist of borrowings		250,000,000
If the average spot price of gold exceeds $2,900/oz for the initial one-year period following closing of the Transaction | Business combination
ACQUISITION OF MUSSELWHITE MINE
Contingent consideration		20,000,000
Average spot price of gold		2,900
If the average spot price of gold exceeds $3,000/oz for the second full year period following closing of the Transaction | Business combination
ACQUISITION OF MUSSELWHITE MINE
Contingent consideration		20,000,000
Average spot price of gold		$ 3,000